Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
March 31, 2022
NMI-NPRT1-0522
1.799864.118
Nonconvertible Bonds - 34.8%
	Principal Amount (a)	Value ($)
Argentina - 0.8%
YPF SA:
8.5% 3/23/25 (b)	20,699,250	19,021,317
8.75% 4/4/24 (b)	23,091,000	21,933,564
TOTAL ARGENTINA		40,954,881
Azerbaijan - 1.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	29,424,000	32,091,286
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	5,000,000	4,993,250
6.95% 3/18/30 (Reg. S)	11,845,000	13,124,260
TOTAL AZERBAIJAN		50,208,796
Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	24,284,000	25,619,620
7.625% 11/7/24 (b)	22,230,000	23,397,075
TOTAL BAHRAIN		49,016,695
Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	10,620,000	9,526,804
Bermuda - 0.6%
GeoPark Ltd. 6.5% 9/21/24 (b)	8,825,000	9,014,186
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	6,322,600
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	11,181,989
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	5,649,000
TOTAL BERMUDA		32,167,775
Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	17,430,000	16,692,711
British Virgin Islands - 2.1%
1MDB Global Investments Ltd. 4.4% 3/9/23	98,900,000	96,242,063
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	11,658,310
TOTAL BRITISH VIRGIN ISLANDS		107,900,373
Canada - 0.9%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)	42,291,000	42,291,846
Gcm Mining Corp. 6.875% 8/9/26 (b)	4,000,000	3,570,000
TOTAL CANADA		45,861,846
Cayman Islands - 1.9%
Baidu, Inc.:
1.72% 4/9/26	9,665,000	8,902,576
2.375% 10/9/30	7,240,000	6,401,970
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	8,060,000	8,039,850
3.875% 7/18/29 (Reg. S)	16,365,000	16,423,096
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	5,636,150
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	6,071,350
Meituan:
2.125% 10/28/25 (b)	13,535,000	12,076,739
3.05% 10/28/30 (b)	10,295,000	8,272,033
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	8,460,000	7,026,030
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	14,175,000	13,324,500
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	5,965,300	5,983,196
TOTAL CAYMAN ISLANDS		98,157,490
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	5,240,000	5,034,658
3.15% 1/15/51 (b)	5,255,000	4,256,550
3.7% 1/30/50 (b)	11,035,000	9,909,430
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,860,000	4,422,600
5.125% 1/15/28 (b)	15,317,000	14,515,729
TOTAL CHILE		38,138,967
Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)	6,540,000	6,114,900
Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)	19,060,000	18,964,700
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)	8,720,000	8,667,680
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	5,500,000	5,043,844
Indonesia - 0.5%
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)	2,675,000	2,732,138
5.45% 5/15/30 (b)	10,615,000	11,054,859
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	12,346,285
TOTAL INDONESIA		26,133,282
Ireland - 0.3%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	5,000,000	4,962,500
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	9,069,603
SUEK Securities DAC 3.375% 9/15/26 (b)	9,885,000	1,482,750
TOTAL IRELAND		15,514,853
Israel - 0.8%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	14,552,200
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	11,735,000	11,861,832
6.125% 6/30/25 (Reg. S) (b)	14,560,000	14,774,003
TOTAL ISRAEL		41,188,035
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	8,601,863
5.75% 4/19/47 (b)	5,240,000	4,643,295
TOTAL KAZAKHSTAN		13,245,158
Luxembourg - 1.3%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	6,174,939
B2W Digital Lux SARL 4.375% 12/20/30 (b)	16,590,000	14,260,142
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	14,690,000	14,028,950
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	5,950,000	5,526,122
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	14,965,000	13,618,150
Millicom International Cellular SA 4.5% 4/27/31 (b)	8,640,000	8,027,683
VM Holding SA 6.5% 1/18/28 (b)	3,420,000	3,633,750
TOTAL LUXEMBOURG		65,269,736
Malaysia - 0.7%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	13,236,912
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,768,982
3.75% 4/6/27 (b)	12,315,000	12,253,425
Petronas Capital Ltd. 3.5% 4/21/30 (b)	8,990,000	9,119,995
TOTAL MALAYSIA		38,379,314
Mauritius - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	5,321,250
CA Magnum Holdings 5.375% (b)(c)	8,295,000	8,087,625
HTA Group Ltd. 7% 12/18/25 (b)	5,270,000	5,207,419
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	4,995,000	5,008,424
TOTAL MAURITIUS		23,624,718
Mexico - 8.0%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	710,000	724,777
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	5,805,000	5,899,331
Comision Federal de Electricid:
3.348% 2/9/31 (b)	2,970,000	2,603,948
4.688% 5/15/29 (b)	12,425,000	12,260,369
Petroleos Mexicanos:
3.5% 1/30/23	15,263,000	15,228,658
4.625% 9/21/23	3,250,000	3,278,438
4.875% 1/18/24	39,413,000	39,885,956
6.5% 3/13/27	9,810,000	9,925,268
6.5% 6/2/41	11,163,000	9,214,498
6.625% 6/15/35	137,309,000	123,166,149
6.7% 2/16/32	18,989,000	18,039,550
6.875% 10/16/25	11,570,000	12,101,063
6.95% 1/28/60	35,910,000	29,083,509
7.69% 1/23/50	130,810,000	113,804,700
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (d)	27,098,000	17,220,779
TOTAL MEXICO		412,436,993
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)	4,080,000	4,117,740
Morocco - 0.2%
OCP SA 3.75% 6/23/31 (b)	14,540,000	13,140,525
Multi-National - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	6,956,955
Netherlands - 0.9%
Embraer Netherlands Finance BV 5.05% 6/15/25	5,500,000	5,555,000
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	3,665,000	3,722,266
Metinvest BV 7.75% 4/23/23 (b)	5,616,000	2,386,800
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(d)	42,004,000	11,446,090
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	5,080,763
3.832% 2/8/51 (b)	7,355,000	5,327,778
4.193% 1/19/32 (b)	14,100,000	12,337,500
VimpelCom Holdings BV 7.25% 4/26/23 (b)	2,410,000	1,554,450
TOTAL NETHERLANDS		47,410,647
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	5,417,250
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	11,735,000	10,706,721
5.125% 8/11/61 (b)	5,020,000	4,576,985
Cable Onda SA 4.5% 1/30/30 (b)	8,660,000	8,372,055
TOTAL PANAMA		23,655,761
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,000,000	4,062,000
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	4,162,802
Qatar - 1.3%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	11,969,448
2.25% 7/12/31 (b)	26,625,000	24,561,563
3.3% 7/12/51 (b)	36,535,000	33,612,200
TOTAL QATAR		70,143,211
Saudi Arabia - 2.3%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	16,675,000	15,820,406
3.5% 4/16/29 (b)	74,226,000	74,597,130
4.25% 4/16/39 (b)	14,375,000	14,698,438
4.375% 4/16/49 (b)	11,864,000	12,101,280
TOTAL SAUDI ARABIA		117,217,254
Singapore - 0.3%
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)	15,125,000	14,709,063
South Africa - 1.5%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)	75,428,000	74,169,295
7.125% 2/11/25 (b)	2,320,000	2,237,640
TOTAL SOUTH AFRICA		76,406,935
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	8,295,000	5,782,362
Turkey - 0.1%
Export Credit Bank of Turkey 4.25% 9/18/22 (Reg. S)	5,000,000	5,012,500
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	3,480,000	3,583,965
United Kingdom - 1.3%
Antofagasta PLC 2.375% 10/14/30 (b)	15,695,000	13,834,162
Biz Finance PLC 9.625% 4/27/22 (b)	5,148,167	1,329,771
Endeavour Mining PLC 5% 10/14/26 (b)	6,000,000	5,483,625
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	9,060,000	8,584,350
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)	12,720,000	4,299,360
7.625% 11/8/26 (b)	7,055,000	2,116,500
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	2,403,400	1,562,210
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	5,848,425
Tullow Oil PLC 10.25% 5/15/26 (b)	25,350,000	25,540,125
TOTAL UNITED KINGDOM		68,598,528
United States of America - 2.1%
Azul Investments LLP:
5.875% 10/26/24 (b)	22,223,000	19,463,181
7.25% 6/15/26 (b)	6,345,000	5,306,006
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	5,906,344
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	38,909,000	38,125,956
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	9,455,000	9,915,931
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	16,375,000	15,720,000
5.875% 3/27/24	7,025,000	7,112,813
Stillwater Mining Co. 4% 11/16/26 (b)	8,215,000	7,906,938
TOTAL UNITED STATES OF AMERICA		109,457,169
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	4,640,000	3,828,000
Venezuela - 1.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)	152,515,000	10,294,763
5.5% 4/12/37 (d)	184,250,000	12,436,875
6% 5/16/24 (b)(d)	105,540,000	7,123,950
6% 11/15/26 (Reg. S) (d)	89,700,000	6,054,750
8.5% 10/27/20 (Reg. S) (d)	20,540,000	3,389,100
9% 11/17/21 (Reg. S) (d)	48,700,000	3,287,250
9.75% 5/17/35 (b)(d)	71,700,000	4,839,750
12.75% 2/17/22 (b)(d)	53,000,000	3,577,500
TOTAL VENEZUELA		51,003,938
TOTAL NONCONVERTIBLE BONDS (Cost $2,182,280,448)		1,797,876,156

Government Obligations - 55.7%
		Principal Amount (a)	Value ($)
Angola - 1.1%
Angola Republic:
8.25% 5/9/28 (b)		18,775,000	19,103,563
9.375% 5/8/48 (b)		10,330,000	10,226,700
9.5% 11/12/25 (b)		23,865,000	26,132,175
TOTAL ANGOLA			55,462,438
Argentina - 3.0%
Argentine Republic:
0.5% 7/9/30 (e)		255,838,473	85,705,888
1% 7/9/29		34,029,628	11,621,118
1.125% 7/9/35 (e)		92,085,665	28,040,085
2% 1/9/38 (e)		53,139,088	20,060,006
Buenos Aires Province 3.9% 9/1/37 (b)(e)		13,320,000	5,688,473
Provincia de Cordoba 5% 12/10/25 (b)(e)		5,865,241	4,566,823
TOTAL ARGENTINA			155,682,393
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		4,690,000	4,646,911
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		7,230,000	6,814,275
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		20,570,000	19,757,485
Benin - 0.4%
Republic of Benin 4.875% 1/19/32 (b)	EUR	18,925,000	18,263,852
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,875,038
3.375% 8/20/50 (b)		5,015,000	4,425,111
3.717% 1/25/27 (b)		7,900,000	7,995,294
TOTAL BERMUDA			17,295,443
Brazil - 2.1%
Brazilian Federative Republic:
2.875% 6/6/25		7,060,000	6,929,390
3.875% 6/12/30		15,660,000	14,434,605
5% 1/27/45		14,450,000	12,818,053
5.625% 1/7/41		9,434,000	9,143,905
5.625% 2/21/47		12,547,000	11,839,663
7.125% 1/20/37		8,510,000	9,753,524
8.25% 1/20/34		19,436,000	23,946,367
12.25% 3/6/30		13,881,000	21,398,429
TOTAL BRAZIL			110,263,936
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	14,070,000	13,658,233
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		31,325,000	29,265,381
2.75% 1/31/27		6,865,000	6,713,970
3.5% 1/31/34		4,510,000	4,469,410
4% 1/31/52		3,960,000	3,902,580
4.34% 3/7/42		5,555,000	5,704,985
TOTAL CHILE			50,056,326
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		13,100,000	11,727,513
Colombia - 1.8%
Colombian Republic:
3% 1/30/30		25,785,000	22,139,646
3.125% 4/15/31		19,000,000	16,076,375
3.25% 4/22/32		15,610,000	13,081,180
3.875% 2/15/61		6,730,000	4,806,903
4.125% 5/15/51		6,805,000	5,136,924
4.5% 3/15/29		8,305,000	7,992,524
5% 6/15/45		18,315,000	15,433,822
6.125% 1/18/41		6,410,000	6,218,902
7.375% 9/18/37		3,680,000	4,146,440
TOTAL COLOMBIA			95,032,716
Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		10,328,000	8,996,979
6.125% 2/19/31 (b)		3,000,000	3,035,250
7% 4/4/44 (b)		4,575,000	4,484,358
TOTAL COSTA RICA			16,516,587
Dominican Republic - 2.8%
Dominican Republic:
4.5% 1/30/30 (b)		5,720,000	5,252,748
4.875% 9/23/32 (b)		10,930,000	9,903,946
5.875% 1/30/60 (b)		5,955,000	5,062,867
5.95% 1/25/27 (b)		24,724,000	24,909,430
6% 7/19/28 (b)		18,101,000	18,398,535
6.4% 6/5/49 (b)		6,013,000	5,621,403
6.5% 2/15/48 (b)		2,145,000	2,041,504
6.5% 2/15/48 (Reg. S)		15,510,000	14,761,643
6.85% 1/27/45 (b)		16,129,000	15,985,855
6.875% 1/29/26 (b)		19,584,000	20,661,120
7.45% 4/30/44 (b)		20,824,000	21,875,612
TOTAL DOMINICAN REPUBLIC			144,474,663
Ecuador - 1.2%
Ecuador Republic:
1% 7/31/35 (b)(e)		36,090,000	23,465,267
5% 7/31/30 (b)(e)		48,150,000	40,123,997
TOTAL ECUADOR			63,589,264
Egypt - 3.5%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		14,485,000	13,235,669
7.0529% 1/15/32 (b)		4,740,000	4,159,350
7.5% 1/31/27 (b)		82,564,000	81,325,540
7.6003% 3/1/29 (b)		40,319,000	38,202,253
7.903% 2/21/48 (b)		11,740,000	9,509,400
8.5% 1/31/47 (b)		34,441,000	29,274,850
8.7002% 3/1/49 (b)		6,020,000	5,132,050
TOTAL EGYPT			180,839,112
El Salvador - 0.5%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	1,226,063
7.1246% 1/20/50 (b)		8,578,000	3,902,990
7.625% 2/1/41 (b)		11,695,000	5,321,225
7.75% 1/24/23 (b)		17,370,000	14,156,550
TOTAL EL SALVADOR			24,606,828
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		13,095,000	12,456,619
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		12,435,000	10,631,925
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)		12,265,000	8,892,125
8.125% 1/18/26 (b)		14,491,924	12,100,757
10.75% 10/14/30 (b)		11,025,000	11,548,688
TOTAL GHANA			32,541,570
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,548,906
5.375% 4/24/32 (b)		5,270,000	5,511,432
6.125% 6/1/50 (b)		5,650,000	5,914,138
TOTAL GUATEMALA			13,974,476
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		6,240,000	5,656,170
Indonesia - 4.3%
Indonesian Republic:
3.85% 10/15/30		14,805,000	15,580,412
4.1% 4/24/28		27,280,000	28,964,540
5.125% 1/15/45 (b)		26,042,000	28,811,827
5.95% 1/8/46 (b)		6,230,000	7,625,131
6.625% 2/17/37		15,086,000	18,968,759
6.75% 1/15/44 (b)		6,465,000	8,566,836
7.75% 1/17/38 (b)		36,057,000	49,517,529
8.5% 10/12/35 (b)		46,486,000	66,323,901
TOTAL INDONESIA			224,358,935
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,209,000	7,036,885
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	15,110,000	15,438,796
6.125% 6/15/33 (b)		8,860,000	8,534,949
6.375% 3/3/28 (b)		8,260,000	8,385,449
TOTAL IVORY COAST			32,359,194
Jamaica - 0.4%
Jamaican Government:
6.75% 4/28/28		7,985,000	8,725,110
7.875% 7/28/45		7,490,000	9,633,076
TOTAL JAMAICA			18,358,186
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		15,855,000	15,775,725
5.85% 7/7/30 (b)		3,945,000	3,658,494
6.125% 1/29/26 (b)		4,385,000	4,410,488
TOTAL JORDAN			23,844,707
Kenya - 0.6%
Republic of Kenya:
6.875% 6/24/24 (b)		17,265,000	17,286,581
7% 5/22/27 (b)		15,615,000	15,029,438
TOTAL KENYA			32,316,019
Lebanon - 0.2%
Lebanese Republic:
5.8% 4/14/20 (d)		8,540,000	1,002,383
6% 1/27/23 (d)		5,256,000	613,638
6.1% 10/4/22 (d)		22,896,000	2,651,643
6.2% 2/26/25 (Reg. S) (d)		5,669,000	667,170
6.375% 3/9/20 (d)		35,061,000	4,104,328
6.65% 11/3/28(Reg. S) (d)		3,000,000	349,313
6.75% 11/29/27 (Reg. S) (d)		3,000,000	353,063
TOTAL LEBANON			9,741,538
Mexico - 2.2%
United Mexican States:
3.25% 4/16/30		19,910,000	19,193,240
3.75% 1/11/28		18,765,000	19,112,153
4.5% 4/22/29		10,460,000	11,030,070
4.75% 4/27/32		5,375,000	5,697,500
5.75% 10/12/2110		10,595,000	10,780,413
6.05% 1/11/40		42,348,000	48,170,850
TOTAL MEXICO			113,984,226
Mongolia - 0.3%
Mongolia Government:
3.5% 7/7/27 (b)		8,675,000	7,894,250
5.125% 4/7/26 (b)		4,015,000	3,955,217
5.625% 5/1/23 (b)		1,615,000	1,625,901
TOTAL MONGOLIA			13,475,368
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		14,200,000	12,922,000
4% 12/15/50 (b)		3,385,000	2,703,769
5.5% 12/11/42 (b)		5,750,000	5,630,688
TOTAL MOROCCO			21,256,457
Nigeria - 1.8%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	12,010,881
6.5% 11/28/27 (b)		20,043,000	18,965,689
7.143% 2/23/30 (b)		6,415,000	5,998,025
7.625% 11/21/25 (b)		54,732,000	56,579,205
TOTAL NIGERIA			93,553,800
Oman - 2.4%
Sultanate of Oman:
4.75% 6/15/26 (b)		14,188,000	14,241,205
4.875% 2/1/25 (b)		6,585,000	6,716,700
5.375% 3/8/27 (b)		18,189,000	18,643,725
5.625% 1/17/28 (b)		21,625,000	22,273,750
6% 8/1/29 (b)		11,510,000	11,984,788
6.25% 1/25/31 (b)		6,340,000	6,688,700
6.5% 3/8/47 (b)		12,205,000	11,960,900
6.75% 10/28/27 (b)		6,520,000	7,066,050
6.75% 1/17/48 (b)		23,560,000	23,471,650
TOTAL OMAN			123,047,468
Pakistan - 0.7%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	19,237,513
6.875% 12/5/27 (b)		4,795,000	3,748,491
8.25% 4/15/24 (b)		14,680,000	12,760,590
The Third Pakistan International Sukuk Co. Ltd. 5.625% 12/5/22 (b)		2,625,000	2,522,953
TOTAL PAKISTAN			38,269,547
Panama - 1.5%
Panamanian Republic:
2.252% 9/29/32		22,155,000	19,597,482
3.16% 1/23/30		14,515,000	14,186,598
3.298% 1/19/33		17,105,000	16,403,695
3.87% 7/23/60		17,120,000	15,042,060
4.5% 5/15/47		8,025,000	7,993,903
4.5% 4/16/50		5,195,000	5,152,141
TOTAL PANAMA			78,375,879
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	5,182,188
4.95% 4/28/31 (b)		21,130,000	22,124,431
5.4% 3/30/50 (b)		9,115,000	9,167,981
5.6% 3/13/48 (b)		2,315,000	2,374,756
TOTAL PARAGUAY			38,849,356
Peru - 1.7%
Peruvian Republic:
2.783% 1/23/31		40,970,000	38,647,513
3% 1/15/34		21,165,000	19,831,605
3.3% 3/11/41		33,390,000	30,384,900
TOTAL PERU			88,864,018
Philippines - 0.1%
Philippine Republic 3.556% 9/29/32		3,835,000	3,936,091
Qatar - 3.5%
State of Qatar:
3.75% 4/16/30 (b)		54,140,000	56,982,350
4% 3/14/29 (b)		24,755,000	26,425,963
4.4% 4/16/50 (b)		19,070,000	21,382,238
4.5% 4/23/28 (b)		10,970,000	11,943,588
4.817% 3/14/49 (b)		38,811,000	45,894,008
5.103% 4/23/48 (b)		11,510,000	14,070,975
9.75% 6/15/30 (Reg. S)		3,827,000	5,625,690
TOTAL QATAR			182,324,812
Romania - 1.1%
Romanian Republic:
3% 2/27/27 (b)		10,504,000	10,188,880
3% 2/14/31 (b)		34,824,000	32,255,730
3.375% 1/28/50 (Reg. S)	EUR	5,550,000	4,911,750
3.625% 3/27/32 (b)		10,504,000	9,939,410
TOTAL ROMANIA			57,295,770
Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		12,600,000	2,016,000
5.1% 3/28/35(Reg. S)		12,200,000	1,952,000
TOTAL RUSSIA			3,968,000
Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		8,280,000	7,546,703
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	16,670,975
3.625% 3/4/28 (b)		9,976,000	10,250,340
3.75% 1/21/55 (b)		19,480,000	18,700,800
4.5% 10/26/46 (b)		14,169,000	14,877,450
4.5% 4/22/60 (b)		10,670,000	11,523,600
TOTAL SAUDI ARABIA			72,023,165
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		11,740,000	9,773,550
South Africa - 0.2%
South African Republic 4.85% 9/30/29		8,535,000	8,323,225
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		6,225,000	2,941,997
7.55% 3/28/30 (b)		8,530,000	4,031,363
7.85% 3/14/29 (b)		18,950,000	8,955,960
TOTAL SRI LANKA			15,929,320
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,114,000	746,380
Turkey - 4.3%
Turkish Republic:
4.25% 3/13/25		31,120,000	29,025,235
4.75% 1/26/26		20,150,000	18,538,000
4.875% 10/9/26		10,000,000	8,989,375
4.875% 4/16/43		21,540,000	15,257,051
5.125% 2/17/28		14,310,000	12,541,821
5.6% 11/14/24		12,070,000	11,713,935
5.75% 3/22/24		11,335,000	11,174,185
5.75% 5/11/47		16,250,000	12,088,984
5.95% 1/15/31		12,460,000	10,729,618
6% 3/25/27		10,000,000	9,283,125
6% 1/14/41		22,183,000	17,299,967
6.125% 10/24/28		8,780,000	7,972,240
6.35% 8/10/24		20,635,000	20,464,761
6.375% 10/14/25		14,630,000	14,308,140
7.25% 12/23/23		11,832,000	12,059,766
7.375% 2/5/25		10,509,000	10,612,776
TOTAL TURKEY			222,058,979
Ukraine - 1.6%
Ukraine Government:
1.258% 5/31/40 (b)(f)		8,905,000	2,716,025
6.876% 5/21/29 (b)		7,670,000	3,144,700
7.253% 3/15/33 (b)		15,850,000	6,538,125
7.375% 9/25/32 (b)		11,640,000	4,801,500
7.75% 9/1/22 (b)		29,964,000	17,828,580
7.75% 9/1/23 (b)		43,671,000	21,835,500
7.75% 9/1/24 (b)		35,377,000	15,123,668
7.75% 9/1/25 (b)		7,275,000	3,091,875
7.75% 9/1/26 (b)		7,360,000	3,091,200
7.75% 9/1/27 (b)		10,846,000	4,555,320
9.75% 11/1/28 (b)		3,105,000	1,304,100
TOTAL UKRAINE			84,030,593
United Arab Emirates - 1.8%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		17,995,000	16,397,944
3.125% 4/16/30 (b)		26,855,000	27,392,100
3.125% 9/30/49 (b)		42,178,000	38,592,870
3.875% 4/16/50 (b)		12,465,000	13,010,344
TOTAL UNITED ARAB EMIRATES			95,393,258
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		15,135,000	17,914,164
Uzbekistan - 0.5%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	6,586,000
3.9% 10/19/31 (b)		12,625,000	11,173,125
4.75% 2/20/24 (b)		6,095,000	6,125,475
TOTAL UZBEKISTAN			23,884,600
Venezuela - 1.0%
Venezuelan Republic:
6% 12/9/20 (d)		17,250,000	1,552,500
7% 3/31/38 (d)		18,925,000	1,703,250
7.65% 4/21/25 (d)		34,825,000	3,134,250
7.75% 10/13/19 (Reg. S) (d)		29,380,000	2,644,200
8.25% 10/13/24 (d)		30,860,000	2,777,400
9% 5/7/23 (Reg. S) (d)		43,195,000	3,887,550
9.25% 9/15/27 (d)		62,675,000	5,640,750
9.25% 5/7/28 (Reg. S) (d)		70,265,000	6,323,850
9.375% 1/13/34 (d)		46,005,000	4,140,450
11.75% 10/21/26 (Reg. S) (d)		65,000,000	5,850,000
11.95% 8/5/31 (Reg. S) (d)		87,250,000	7,852,500
12.75% 8/23/22 (d)		42,425,000	3,818,250
TOTAL VENEZUELA			49,324,950
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		8,115,000	5,717,525
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,490,696,109)			2,881,831,403

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.3%
Banco Mercantil del Norte SA:
6.75% (b)(c)(f)	13,000,000	12,665,250
6.875% (b)(c)(f)	5,745,000	5,707,945
Cosan Overseas Ltd. 8.25% (c)	24,565,000	24,577,283
DP World Salaam 6% (Reg. S) (c)(f)	13,905,000	14,387,330
Itau Unibanco Holding SA 6.125% (b)(c)(f)	10,510,000	10,444,313
TOTAL CAYMAN ISLANDS		67,782,121
Ireland - 0.0%
Tinkoff Credit Systems 6% (b)(c)(f)	6,660,000	666,000
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(f)	16,320,000	16,014,000
TOTAL PREFERRED SECURITIES (Cost $91,356,547)		84,462,121

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g) (Cost $371,438,464)	371,392,573	371,466,852

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $6,135,771,568)	5,135,636,532
NET OTHER ASSETS (LIABILITIES) - 0.7%	36,693,731
NET ASSETS - 100.0%	5,172,330,263

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,996,501,833 or 57.9% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	384,422,886	611,331,524	624,287,558	101,810	-	-	371,466,852	0.7%
Total	384,422,886	611,331,524	624,287,558	101,810	-	-	371,466,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.